Other Non-Current Asset - Maturity debt securities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Schedule of Investments [Line Items]
Due in 2 years through 3 years	¥ 14,378	$ 2,256	¥ 6,343
Total	13,008,899	2,041,380	4,315,096
Debt Securities Contractual Maturity
Schedule of Investments [Line Items]
Due in 1 year through 2 years	8,936,424	1,402,320	2,217,888
Due in 2 years through 3 years	4,072,475	639,060	2,097,208
Total	¥ 13,008,899	$ 2,041,380	¥ 4,315,096